Note 19 - Loss Per Share - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (38,688)	$ (33,245)	$ (16,969)
Net income attributable to and accretion of redeemable noncontrolling interest	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	(41,630)	(35,219)	(16,996)
Deemed dividends on preferred stock	0	(32,928)	(34,446)
Total net loss available to common stockholders	$ (41,630)	$ (68,147)	$ (51,442)
Weighted average common shares outstanding (in shares)	181,957	141,596	89,638
Effect of dilutive securities (in shares)	0	0	0
Weighted average diluted shares (in shares)	181,957	141,596	89,638
Basic and diluted loss per share (in dollars per share)	$ (0.23)	$ (0.48)	$ (0.57)